Income taxes - Summary of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets
Provision for credit losses	¥ 5,422	$ 743	¥ 5,463
Share of loss from equity method investments	113	15	113
Accrued expenses	2,007	275	7,907
Net operating loss carry forward	272,542	37,338	320,122
Government grants related to assets	158	22	3
Property and equipment depreciation			20
Lease liabilities	4,231	580	817
Less: Valuation allowance	(279,902)	(38,346)	(324,243)
Total deferred tax assets	4,571	627	10,202
Deferred tax liabilities
Property and equipment depreciation	(102)	(14)	(19)
Operating lease right-of-use assets	(4,057)	(556)	(678)
Intangible assets arising from acquisition	(3,340)	(458)	(4,288)
Loan interest income			(8,139)
Total deferred tax liabilities	(7,499)	(1,028)	(13,124)
Net deferred tax assets	131	18	1,072
Net deferred tax liabilities	¥ (3,059)	$ (419)	¥ (3,994)